CONVERTIBLE NOTES AND WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes And Warrant Liabilities Abstract
Schedule of Convertible Note and Warrant Liabilities
	Convertible note	Warrant liabilities
	$	$

Balance as of December 31, 2025	-	1,213,340
Gain on derecognition of warrants repurchased	-	(355,857)
Repurchase of warrant liabilities	-	(857,143)
Issued on March 2, 2026, at fair value	10,573,648	6,544,124
Fair value changes	(2,640,885)	(4,303,563)
Gain on derecognition of convertible notes on cash settlement	(151,071)
Gain recognised in other comprehensive income – own credit risk	(1,726)	-
Settlement in cash	(5,784,573)	-
Converted or exercised into Class A ordinary shares	(667,528)	(2,223,168)
As of June 30, 2026 – fair value	1,327,865	17,733
Day 1 difference not yet recognized in profit or loss	(1,313,486)	-
Balance as of June 30, 2026 (unaudited)	14,379	17,733

Day 1 difference not yet recognized in profit or loss
Balance as of December 31, 2025	-	-
Deferred on initial recognition, March 2, 2026	7,176,298	4,441,474
Amortization of deferred day-one loss from the redemption of the convertible notes	(5,065,446)	-
Amortization of deferred day-one loss the settlement of the convertible notes	(344,317)	-
Amortization against the share capital credit on the conversion of the convertible notes	(453,049)	(1,508,856)
Amortization of deferred day-one loss on the warrants exercises	-	(2,932,618)
Balance as of June 30, 2026 (unaudited)	1,313,486	-

Schedule of Fair Value Measurements Within Level 3

Significant unobservable inputs included expected volatility, expected term, risk-free interest rate, discount rate and assumptions regarding redemption and settlement outcomes. Because these inputs are not directly observable in active markets and involve significant management judgment, the related fair value measurements were classified within Level 3 of the fair value hierarchy under IFRS 13.

		As of June 30, 2026	As of June 2, 2026	As of April 13, 2026	As of March 13, 2026	As of March 12, 2026	As of March 4, 2026	As of March 2, 2026*
Valuation Technique	Significant Unobservable Input
Black-Scholes option pricing model	Expected volatility	86.1%	-	83.2%	82.1%	81.6%	81.4%	81.1%
	Expected term (years)	4.67	-	4.89	4.97	4.97	4.99	5.00
	Risk-free interest rate	4.2%	-	3.9%	3.9%	3.9%	3.7%	3.6%
Discounted cash flow methodology	Discounted rate	16.6%	15.1%	-	-	-	-	14.7%

*	March 2, 2026 represents the initial measurement date. The fair value of the instruments was determined upon issuance using the valuation techniques and significant unobservable inputs disclosed above. Subsequent fair value measurements were performed at each conversion date and as of June 30, 2026.